UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund: CMA New York Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


CMA New York Municipal Money Fund

Schedule of Investments as of December 31, 2005                                                                    (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
New York - 96.1%        $  23,340    ABN AMRO Munitops Certificates Trust, New York, Revenue Refunding Bonds,
                                     VRDN, Series 2002-10, 3.54% due 11/15/2010 (d)(j)                                $    23,340

                            9,965    ABN AMRO Munitops Certificates Trust, New York, Revenue Refunding Bonds,
                                     VRDN, Series 2004-24, 3.54% due 7/01/2012 (e)(j)                                       9,965

                           10,000    Albany, New York, City School District, GO, BAN, Series B, 4% due 6/30/2006           10,063

                            2,500    Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project), VRDN,
                                     3.59% due 12/29/2010 (j)                                                               2,500

                            3,300    Alexandria Bay, New York, GO, BAN, 4.25% due 10/06/2006                                3,324

                            2,666    Allegany County, New York, GO, BAN, 4% due 4/27/2006                                   2,677

                            5,366    Allegany County, New York, GO, BAN, 4% due 9/27/2006                                   5,407

                            3,200    Allegany County, New York, GO, BAN, 4.25% due 9/27/2006                                3,223

                            9,828    Binghamton, New York, GO, BAN, 4% due 9/22/2006                                        9,905

                            8,000    Brasher Falls, New York, Central School District, BAN, 3.75% due 7/07/2006             8,038

                            2,260    Cattaraugus County, New York, Development Agency, IDR (Gowanda Electronics
                                     Corporation), VRDN, AMT, Series A, 3.66% due 9/01/2021 (j)                             2,260

                            4,000    Chautauqua County, New York, GO, TAN, 4% due 7/28/2006                                 4,025

                            4,750    Chautauqua Lake, New York, Central School District, GO, BAN, 4.25% due 10/20/2006      4,792

                            7,000    Clarence, New York, Central School District, TAN, 3.75% due 6/29/2006                  7,034

                           20,000    Commack, New York, Union Free School District, GO, Refunding, BAN, 4.25% due
                                     11/17/2006                                                                            20,188

                            3,430    Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Trinity-Pawling
                                     School Corporation), VRDN, 3.40% due 10/01/2032 (j)                                    3,430

                            5,000    Eagle Tax-Exempt Trust, Metropolitan Transportation Authority, New York, Revenue
                                     Bonds, VRDN, Series 2003-0051, Class A, 3.55% due 11/15/2032 (b)(j)                    5,000

                           25,000    Eagle Tax-Exempt Trust, Metropolitan Transportation Authority, New York, Revenue
                                     Bonds, VRDN, Series 2005-0061, Class A, 3.55% due 11/15/2024 (a)(j)                   25,000

                           10,000    Eagle Tax-Exempt Trust, New York State Thruway Authority, Highway and Bridge
                                     Trust Fund, Revenue Refunding Bonds, VRDN, Series 2005-0080, Class A, 3.55% due
                                     4/01/2018 (a)(j)                                                                      10,000


Portfolio Abbreviations


To simplify the listings of CMA New York Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT       Alternative Minimum Tax (subject to)
BAN       Bond Anticipation Notes
CP        Commercial Paper
FLOATS    Floating Rate Securities
GO        General Obligation Bonds
HFA       Housing Finance Agency
IDA       Industrial Development Authority
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
MERLOTS   Municipal Exempt Receipts Liquidity Optional Tenders
MSTR      Municipal Securities Trust Receipts
PUTTERS   Puttable Tax-Exempt Receipts
RAN       Revenue Anticipation Notes
ROCS      Reset Option Certificates
TAN       Tax Anticipation Notes
VRDN      Variable Rate Demand Notes


CMA New York Municipal Money Fund

Schedule of Investments as of December 31, 2005 (concluded)                                                        (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
New York                $  10,145    Eagle Tax-Exempt Trust, New York, VRDN, Series 2001-323, 3.55% due
(concluded)                          4/01/2015 (j)                                                                    $    10,145

                           24,500    Eagle Tax-Exempt Trust, New York, VRDN, Series 983201, 3.55% due 4/01/2017 (j)        24,500

                            7,730    Eagle Tax-Exempt Trust Revenue Refunding Bonds, VRDN, Series 2002-6003,
                                     Class A, 3.55% due 11/15/2032 (d)(j)                                                   7,730

                            6,000    Eagle Tax-Exempt Trust, Triborough Bridge and Tunnel Authority, New York,
                                     Revenue Bonds, VRDN, Series 2003-0004, Class A, 3.55% due 11/15/2032 (b)(j)            6,000

                            6,000    East Hampton Township, New York, GO, BAN, Series B, 3.50% due 6/01/2006                6,018

                            5,170    East Moriches, New York, Union Free School District, GO, TAN, 3.75% due 6/22/2006      5,194

                            5,200    Elmont, New York, Union Free School District, GO, TAN, 3.50% due 6/29/2006             5,219

                            2,000    Elmont, New York, Union Free School District, GO, TAN, 3.75% due 6/29/2006             2,010

                            3,870    Erie County, New York, IDA, Civic Facility Revenue Bonds (Child and Family
                                     Services of Erie County), VRDN, 3.59% due 6/01/2022 (j)                                3,870

                            1,435    Erie County, New York, IDA, Civic Facility Revenue Bonds (Claddagh Commission
                                     Inc. Project), VRDN, 3.59% due 12/01/2015 (j)                                          1,435

                            3,200    Gloversville, New York, City School District, GO, BAN, 4% due 9/28/2006                3,224

                            7,310    Gloversville, New York, City School District, GO, BAN, Series A, 3.50% due 3/24/2006   7,324

                            8,000    Greenlawn, New York, Harborfields Central School District, GO, TAN, 4% due 6/29/2006   8,045

                              425    Greenport, New York, Union Free School District, GO, TAN, 4% due 6/28/2006               427

                            2,460    Guilderland, New York, IDA, Civic Facility Revenue Bonds (West Turnpike), VRDN,
                                     Series A, 3.59% due 4/01/2020 (j)                                                      2,460

                            6,000    Halfmoon, New York, GO, BAN, 4.75% due 12/15/2006                                      6,081

                            4,328    Hampton Bays, New York, Union Free School District, GO, BAN, 4% due 9/22/2006          4,362

                            2,930    Hempstead Town, New York, GO, Refunding, VRDN, Series A, 3.50% due 2/15/2006 (j)       2,933

                            5,500    Huntington, New York, Union Free School District, GO, TAN, 4% due 6/29/2006            5,531

                            5,448    Irvington, New York, GO, BAN, 4% due 6/30/2006                                         5,475

                           16,000    Islip, New York, IDA, Industrial Revenue Bonds (Bayshore LLC Project), VRDN, AMT,
                                     3.59% due 12/01/2029 (j)                                                              16,000

                            1,720    Ithaca City, New York, GO, BAN, 4% due 8/04/2006                                       1,731

                            2,000    Kings Park, New York, Central School District, GO, BAN, 4.50% due 8/01/2006            2,013

                           23,920    Long Island Power Authority, New York, Electric System General Revenue Bonds,
                                     VRDN, Series E, 3.50% due 12/01/2029 (d)(j)                                           23,920

                           29,890    Long Island Power Authority, New York, Electric System Revenue Bonds, FLOATS,
                                     VRDN, Series 822-D, 3.55% due 9/01/2029 (f)(j)                                        29,890

                           11,200    Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
                                     Series H, 3.36% due 12/01/2029 (d)(j)                                                 11,200

                           28,965    Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
                                     Sub-Series 3A, 3.55% due 5/01/2033 (j)                                                28,965

                           20,876    Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                                     FLOATS, VRDN, Series 339, 3.55% due 12/01/2026 (e)(j)                                 20,876

                            4,940    Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                                     VRDN, Series B, 5% due 6/01/2006 (j)                                                   4,979

                           15,000    Mattituck-Cutchogue, New York, Union Free School District, GO, BAN, Series B, 4%
                                     due 7/27/2006                                                                         15,099

                           10,565    Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                     Refunding Bonds, FLOATS, VRDN, Series 639, 3.55% due 11/15/2010 (d)(j)                10,565

                           19,600    Metropolitan Transportation Authority, New York, GO, VRDN, Sub-Series A-1, 3.48%
                                     due 11/01/2034 (f)(j)                                                                 19,600

                           14,335    Metropolitan Transportation Authority, New York, GO, VRDN, Sub-Series A-3, 3.48%
                                     due 11/01/2034 (i)(j)                                                                 14,335

                           19,926    Metropolitan Transportation Authority, New York, Revenue Bonds, FLOATS, VRDN,
                                     Series 848-D, 3.55% due 11/15/2021 (b)(j)                                             19,926

                            9,765    Metropolitan Transportation Authority, New York, Revenue Bonds, MERLOTS, VRDN,
                                     Series A12, 2.70% due 6/07/2006 (d)(j)                                                 9,765

                            7,990    Metropolitan Transportation Authority, New York, Revenue Bonds, PUTTERS, VRDN,
                                     Series 816, 3.55% due 5/15/2013 (a)(j)                                                 7,990

                           38,765    Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, MERLOTS,
                                     VRDN, Series A52, 3.53% due 11/15/2022 (b)(j)                                         38,765

                            8,450    Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, MERLOTS,
                                     VRDN, Series B25, 3.53% due 11/15/2025 (b)(j)                                          8,450

                            5,800    Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, VRDN,
                                     Series D-1, 3.48% due 11/01/2029 (d)(j)                                                5,800

                            7,845    Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, VRDN,
                                     Series D-2, 3.48% due 11/01/2032 (d)(j)                                                7,845

                            9,725    Metropolitan Transportation Authority, New York, Service Contract Revenue Bonds,
                                     MERLOTS, VRDN, Series A-43, 3.53% due 1/01/2010 (b)(j)                                 9,725

                            5,720    Milo, New York, Sewer System Improvements, GO, BAN, 3.50% due 11/22/2006               5,723

                            1,700    Monroe County, New York, IDA, Civic Facility Revenue Refunding Bonds (Al Sigl
                                     Center for Rehabilitation Agencies, Inc. Project), VRDN, 3.60% due 12/01/2034 (j)      1,700

                            1,080    Monroe County, New York, IDA, Revenue Bonds (Coopervision Project), VRDN, 3.66%
                                     due 1/01/2012 (j)                                                                      1,080

                            4,621    Monroe-Woodbury, New York, Central School District, GO, BAN, 4.50% due 11/17/2006      4,671

                            5,521    Monticello, New York, Central School District, GO, BAN, 4% due 7/28/2006               5,555

                            8,000    Mount Vernon, New York, City School District, GO, TAN, 4.25% due 8/25/2006             8,048

                           12,500    Nassau County, New York, IDA, Revenue Bonds (Clinton Plaza Senior Housing Project),
                                     VRDN, 3.51% due 9/01/2034 (j)                                                         12,500

                           10,000    New York City, New York, City Housing Development Corporation, M/F Mortgage
                                     Revenue Bonds (Gold Street Project), VRDN, Series A, 3.55% due 1/01/2037 (j)          10,000

                           19,510    New York City, New York, City Housing Development Corporation, M/F Mortgage
                                     Revenue Refunding Bonds (The Crest Project), VRDN, Series A, 3.55% due
                                     12/01/2036 (j)                                                                        19,510

                            8,300    New York City, New York, City Housing Development Corporation, M/F Rental
                                     Housing Revenue Bonds (Armory Place LLC), VRDN, AMT, Series A, 3.60% due
                                     3/15/2033 (c)(j)                                                                       8,300

                            8,100    New York City, New York, City Housing Development Corporation, M/F Rental
                                     Housing Revenue Bonds (Brittany Development), VRDN, AMT, Series A, 3.60% due
                                     6/15/2029 (c)(j)                                                                       8,100

                           17,450    New York City, New York, City Housing Development Corporation, M/F Rental
                                     Housing Revenue Bonds (Carnegie Park), VRDN, Series A, 3.36% due 11/15/2019 (c)(j)    17,450

                            3,700    New York City, New York, City Housing Development Corporation, M/F Rental
                                     Housing Revenue Bonds (Monterey), VRDN, Series A, 3.36% due 11/15/2019 (c)(j)          3,700

                           10,000    New York City, New York, City Housing Development Corporation, M/F Rental
                                     Housing Revenue Bonds (One Columbus Place Development), VRDN, AMT, Series A,
                                     3.60% due 11/15/2028 (c)(j)                                                           10,000

                           29,800    New York City, New York, City Housing Development Corporation, M/F Rental
                                     Housing Revenue Bonds (Tribeca Towers), VRDN, AMT, Series A, 3.41% due
                                     11/15/2019 (c)(j)                                                                     29,800

                           18,600    New York City, New York, City Housing Development Corporation, M/F Rental
                                     Housing Revenue Bonds (West 43rd Street Development), VRDN, AMT, Series A,
                                     3.60% due 4/15/2029 (c)(j)                                                            18,600

                           35,400    New York City, New York, City Housing Development Corporation, M/F Rental
                                     Housing Revenue Bonds (West 89th Street Development), VRDN, AMT, Series A,
                                     3.41% due 11/15/2029 (j)                                                              35,400

                            3,200    New York City, New York, City IDA, Civic Facility Revenue Bonds (Allen-Stevenson
                                     School Project), VRDN, 3.55% due 12/01/2034 (j)                                        3,200

                            2,495    New York City, New York, City IDA, Civic Facility Revenue Bonds (Federation of
                                     French Alliances in the United States Project), VRDN, 3.60% due 2/01/2035 (j)          2,495

                            1,565    New York City, New York, City IDA, Civic Facility Revenue Bonds (Hewitt School
                                     Project), VRDN, 3.55% due 12/01/2034 (j)                                               1,565

                            6,380    New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds
                                     (Brooklyn Heights Montessori School Project), VRDN, 3.48% due 1/01/2027 (j)            6,380

                           25,000    New York City, New York, City IDA, Liberty Revenue Bonds (FC Hanson Office
                                     Associates LLC Project), VRDN, 3.50% due 12/01/2039 (j)                               25,000

                           10,000    New York City, New York, City IDA, Liberty Revenue Bonds (One Bryant Park LLC
                                     Project), VRDN, Series B, 3.57% due 11/01/2039 (j)                                    10,000

                            9,000    New York City, New York, City IDA, Special Facility Revenue Bonds (Air Express
                                     International Corporation Project), VRDN, AMT, 3.54% due 7/01/2024 (j)                 9,000

                            7,125    New York City, New York, City IDA, Special Facility Revenue Bonds, ROCS, VRDN,
                                     AMT, Series II-R-445CE, 3.61% due 8/01/2028 (j)                                        7,125

                           20,000    New York City, New York, City IDA, Special Facility Revenue Bonds, ROCS, VRDN,
                                     AMT, Series II-R-446CE, 3.61% due 8/01/2031 (j)                                       20,000

                            1,590    New York City, New York, City IDA, Special Facility Revenue Refunding Bonds, ROCS,
                                     VRDN, AMT, Series II-R-469CE, 3.61% due 1/01/2016 (j)                                  1,590

                           29,100    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                     System Revenue Bonds, MSTR, VRDN, SGB-25, 2.01% due 6/15/2007 (e)(h)(j)               29,100

                           17,530    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                     System, Revenue Refunding Bonds, MSTR, VRDN, Series SGB-27, 3.55% due
                                     6/15/2024 (d)(j)                                                                      17,530

                           15,240    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                     System, Revenue Refunding Bonds, PUTTERS, VRDN, Series 622, 3.55% due
                                     6/15/2012 (a)(j)                                                                      15,240

                           33,080    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                     System Revenue Refunding Bonds, VRDN, Series F-2, 3.56% due 6/15/2033 (j)             33,080

                           16,215    New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                     Revenue Bonds, VRDN, Series A-2, 3.52% due 11/15/2027 (j)                             16,215

                            4,000    New York City, New York, City Transitional Finance Authority, New York City
                                     Recovery Revenue Refunding Bonds, VRDN, Series 3, Subseries 3E, 2.37% due
                                     11/01/2022 (j)                                                                         4,000

                           14,835    New York City, New York, City Transitional Finance Authority Revenue Bonds,
                                     FLOATS, VRDN, Series 536, 3.55% due 5/01/2015 (e)(j)                                  14,835

                           28,200    New York City, New York, City Transitional Finance Authority Revenue Bonds
                                     (New York City Recovery), VRDN, Series 1, Sub-Series 1A, 3.52% due 11/01/2022 (j)     28,200

                            3,160    New York City, New York, City Transitional Finance Authority Revenue Bonds, ROCS,
                                     VRDN, Series II-R-2052, 3.55% due 2/01/2022 (e)(j)                                     3,160

                            3,780    New York City, New York, City Transitional Finance Authority Revenue Bonds, ROCS,
                                     VRDN, Series II-R-2054, 3.56% due 2/01/2020 (e)(j)                                     3,780

                            4,025    New York City, New York, City Transitional Finance Authority Revenue Bonds, VRDN,
                                     Sub-Series 2-F, 3.70% due 11/01/2022 (j)                                               4,025

                           10,400    New York City, New York, City Transitional Finance Authority, Revenue Refunding
                                     Bonds (New York City Recovery), VRDN, Series 3, Sub-Series 3-H, 3.38% due
                                     11/01/2022 (j)                                                                        10,400

                            9,490    New York City, New York, GO, MERLOTS, VRDN, Series A36, 2.70% due 6/07/2006 (a)(j)     9,490

                            5,000    New York City, New York, GO, MSTR, VRDN, SGB-36, 3.52% due 6/01/2022 (a)(j)            5,000

                           27,935    New York City, New York, GO, PUTTERS, VRDN, Series 865, 3.55% due
                                     4/01/2013 (a)(d)(j)                                                                   27,935

                           20,000    New York City, New York, GO, ROCS, VRDN, Series II-R-251A, 3.58% due
                                     12/15/2019 (j)                                                                        20,000

                            5,500    New York City, New York, GO, ROCS, VRDN, Series II-R-4563, 3.55% due
                                     8/01/2022 (f)(j)                                                                       5,500

                           12,030    New York City, New York, GO, Refunding, MERLOTS, VRDN, Series A32, 3.53% due
                                     8/01/2011 (d)(j)                                                                      12,030

                            7,075    New York City, New York, GO, Refunding, PUTTERS, VRDN, Series 914, 3.55% due
                                     2/01/2013 (b)(j)                                                                       7,075

                           10,535    New York City, New York, GO, Refunding, PUTTERS, VRDN, Series 1110, 3.55% due
                                     8/01/2012 (e)(j)                                                                      10,535

                            6,215    New York City, New York, GO, Refunding, VRDN, Series E, 5% due 8/01/2006 (j)           6,278

                           13,715    New York City, New York, GO, Refunding, VRDN, Sub-Series C-2, 3.52% due
                                     8/01/2020 (j)                                                                         13,715

                           14,400    New York City, New York, GO, Refunding, VRDN, Sub-Series C-4, 3.34% due
                                     8/01/2020 (j)                                                                         14,400

                           28,000    New York City, New York, GO, Refunding, VRDN, Sub-Series C-5, 3.47% due
                                     8/01/2020 (j)                                                                         28,000

                           10,000    New York City, New York, GO, Refunding, VRDN, Sub-Series G-3, 3.34% due
                                     8/01/2014 (j)                                                                         10,000

                            6,860    New York City, New York, GO, VRDN, Series F-4, 3.52% due 2/15/2020 (j)                 6,860

                            4,200    New York City, New York, GO, VRDN, Series F-5, 3.52% due 2/15/2016 (j)                 4,200

                            3,850    New York City, New York, GO, VRDN, Series J, Sub-Series J-2, 3.56% due
                                     2/15/2016 (a)(j)                                                                       3,850

                            2,800    New York City, New York, GO, VRDN, Sub-Series A-3, 3.52% due 8/01/2031 (j)             2,800

                           14,700    New York City, New York, GO, VRDN, Sub-Series A-6, 3.45% due 8/01/2031 (j)            14,700

                            5,000    New York City, New York, GO, VRDN, Sub-Series C-3, 3.51% due 8/15/2029 (j)             5,000

                           11,000    New York City, New York, GO, VRDN, Sub-Series E-3, 3.51% due 8/01/2034 (j)            11,000

                           16,370    New York City, New York, GO, VRDN, Sub-Series H-6, 3.55% due 3/01/2034 (j)            16,370

                           13,650    New York State, CP, 2.82% due 1/19/2006                                               13,650

                           16,071    New York State Commander of General Services Revenue Bonds (People of the
                                     State of New York), VRDN, 3.57% due 9/01/2021 (j)                                     16,071

                           30,000    New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN,
                                     Sub-Series D-2G, 3.48% due 2/15/2031 (j)                                              30,000

                           15,000    New York State Dormitory Authority, Mental Health Services Revenue Bonds, VRDN,
                                     Sub-Series D-2H, 3.48% due 2/15/2031 (j)                                              15,000

                            6,900    New York State Dormitory Authority Revenue Bonds, FLOATS, VRDN, Series 894,
                                     3.55% due 7/01/2027 (e)(j)                                                             6,900

                            4,450    New York State Dormitory Authority Revenue Bonds, FLOATS, VRDN, Series QQ,
                                     3.54% due 5/07/2013 (d)(j)                                                             4,450

                            1,470    New York State Dormitory Authority Revenue Bonds, MERLOTS, VRDN, Series A35,
                                     3.53% due 8/01/2023 (e)(g)(j)                                                          1,470

                            7,160    New York State Dormitory Authority Revenue Bonds, MERLOTS, VRDN, Series B30,
                                     3.53% due 3/15/2027 (b)(j)                                                             7,160

                            5,900    New York State Dormitory Authority Revenue Bonds (Teresian Housing Corporation),
                                     VRDN, 3.53% due 7/01/2033 (j)                                                          5,900

                           19,955    New York State Dormitory Authority, Revenue Refunding Bonds, MERLOTS, VRDN,
                                     Series A-09, 2.78% due 5/15/2031 (a)(j)                                               19,955

                            3,000    New York State Energy Research and Development Authority, Facilities Revenue
                                     Bonds (Consolidated Edison Company of New York, Inc. Project), VRDN, AMT,
                                     Sub-Series C-3, 3.61% due 11/01/2039 (j)                                               3,000

                           15,600    New York State, GO, VRDN, Series G, 2.95% due 8/03/2006 (j)                           15,600

                           20,000    New York State, HFA, Housing Revenue Bonds (100 Maiden Lane Project), VRDN,
                                     Series A, 3.56% due 11/01/2037 (j)                                                    20,000

                           28,700    New York State, HFA, Housing Revenue Bonds (West 43rd Street), VRDN, AMT,
                                     Series A, 3.60% due 11/01/2034 (j)                                                    28,700

                            9,850    New York State, HFA, Housing Revenue Bonds (West 43rd Street), VRDN, AMT,
                                     Series A, 3.60% due 11/01/2034 (j)                                                     9,850

                            4,885    New York State, HFA, M/F Housing Revenue Bonds, VRDN, Series A, 3.54% due
                                     11/01/2028 (a)(j)                                                                      4,885

                            5,600    New York State, HFA, M/F Revenue Bonds (Kew Gardens Hills), VRDN, AMT, Series A,
                                     3.41% due 5/15/2036 (c)(j)                                                             5,600

                            6,400    New York State, HFA, Revenue Bonds (1500 Lexington Associates LLC), VRDN, AMT,
                                     Series A, 3.57% due 5/15/2034 (c)(j)                                                   6,400

                           28,600    New York State, HFA, Revenue Bonds (1501 Lex Associates LP), VRDN, AMT, Series A,
                                     3.41% due 5/15/2032 (c)(j)                                                            28,600

                           10,545    New York State, HFA, Revenue Bonds (Biltmore Tower Project), VRDN, AMT, Series A,
                                     3.61% due 5/15/2034 (c)(j)                                                            10,545

                           20,000    New York State, HFA, Revenue Bonds (Chelsea Apartments), VRDN, AMT, Series A,
                                     3.57% due 11/15/2036 (c)(j)                                                           20,000

                           12,000    New York State, HFA, Revenue Bonds (Gethsemane Apartments), VRDN, AMT, Series A,
                                     3.60% due 5/15/2033 (c)(j)                                                            12,000

                           21,000    New York State, HFA, Revenue Bonds (Helena Housing), VRDN, AMT, Series A, 3.41%
                                     due 11/01/2036 (j)                                                                    21,000

                           13,000    New York State, HFA, Revenue Bonds (Talleyrand Crescent), VRDN, AMT, 3.50% due
                                     5/15/2028 (c)(j)                                                                      13,000

                           54,400    New York State, HFA, Revenue Bonds (Tribeca), VRDN, AMT, Series A, 3.41% due
                                     11/15/2029 (c)(j)                                                                     54,400

                           32,600    New York State, HFA, Revenue Bonds (Tribeca Pointe LLC), VRDN, AMT, Series A,
                                     3.57% due 5/15/2029 (c)(j)                                                            32,600

                           10,800    New York State, HFA, Revenue Bonds (Victory Housing), VRDN, AMT, Series A, 3.57%
                                     due 11/01/2033 (j)(k)                                                                 10,800

                            7,500    New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN, Series C,
                                     3.52% due 3/15/2026 (j)                                                                7,500

                           19,300    New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN, Series D,
                                     3.52% due 3/15/2026 (j)                                                               19,300

                               83    New York State Local Government Assistance Corporation Revenue Bonds, VRDN,
                                     Series B, 3.45% due 4/01/2025 (j)                                                         83

                           10,605    New York State Thruway Authority, Highway and Bridge Trust Fund, General Revenue
                                     Bonds, PUTTERS, VRDN, Series 1098, 3.55% due 7/01/2013 (d)(j)                         10,605

                           10,000    New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue
                                     Refunding Bonds, PUTTERS, VRDN, Series 1047, 3.55% due 4/01/2013 (a)(j)               10,000

                            3,000    New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue
                                     Refunding Bonds, ROCS, VRDN, Series II-R-458, 3.55% due 4/01/2020 (a)(j)               3,000

                            4,530    New York State Thruway Authority, Highway and Bridge Trust Fund, Revenue
                                     Refunding Bonds, ROCS, VRDN, Series II-R-5012, 3.55% due 4/01/2019 (a)(j)              4,530

                            8,130    New York State Thruway Authority, Highway and Bridge Trust Fund, Second
                                     General Revenue Bonds, PUTTERS, VRDN, Series 405, 3.55% due 10/01/2011 (e)(j)          8,130

                            8,480    New York State Urban Development Corporation Revenue Bonds, MERLOTS, VRDN,
                                     Series A01, 3.53% due 3/15/2015 (b)(j)                                                 8,480

                            4,000    Newark Valley, New York, Central School District, GO, BAN, Series B, 3.75%
                                     due 6/29/2006                                                                          4,019

                           14,695    Newark Valley, New York, Central School District, GO, BAN, Series C, 4% due
                                     6/29/2006                                                                             14,761

                            2,075    Onondaga County, New York, IDA, IDR (Peregrine International LLC Project),
                                     VRDN, AMT, 3.56% due 5/01/2022 (j)                                                     2,075

                           13,400    Onondaga County, New York, IDA, Solid Waste Disposal Facility Revenue Refunding
                                     Bonds (Solvay Paperboard Project), VRDN, AMT, 3.60% due 7/01/2023 (j)                 13,400

                            3,400    Ontario County, New York, IDA, Civic Facility Revenue Bonds (Friends of the
                                     Finger Lakes Performing Arts Center, Inc. Project), VRDN, Series A, 3.55% due
                                     12/01/2036 (j)                                                                         3,400

                            1,745    Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H Properties Inc.
                                     Project), VRDN, Series A, 3.61% due 6/01/2024 (j)                                      1,745

                            2,990    Port Authority of New York and New Jersey Revenue Bonds, PUTTERS, VRDN, AMT,
                                     Series 1095, 3.58% due 9/01/2013 (f)(j)                                                2,990

                            1,200    Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                                     Bonds (Versatile Structure Obligation), VRDN, AMT, Series 1R, 3.52% due
                                     8/01/2028 (j)                                                                          1,200

                            9,200    Port Authority of New York and New Jersey, Special Obligation Revenue
                                     Refunding Bonds (Versatile Structure Obligation), VRDN, AMT, Series 6, 3.49%
                                     due 12/01/2017 (j)                                                                     9,200

                           26,940    Poughkeepsie, New York, City School District, GO, BAN, 3.50% due 5/05/2006            27,006

                            3,560    Putnam County, New York, IDA, Revenue Bonds (Dynacept Corporation Project),
                                     VRDN, AMT, 3.59% due 1/01/2021 (j)                                                     3,560

                            9,850    Putnam Valley, New York, Central School District, GO, BAN, 3.50% due 6/30/2006         9,884

                            6,855    Rockland County, New York, IDA, Civic Facility Revenue Bonds (Dominican College
                                     Project), VRDN, Series A, 3.53% due 7/01/2035 (j)                                      6,855

                            3,060    Rockland County, New York, IDA, Civic Facility Revenue Bonds (Dominican College
                                     Project), VRDN, Series B, 3.53% due 7/01/2035 (j)                                      3,060

                            9,800    Rockland County, New York, IDA, Revenue Bonds (Dominican College Project), VRDN,
                                     Series A, 3.53% due 5/01/2034 (j)                                                      9,800

                            3,500    Rome, New York, City School District, GO, BAN, 4% due 7/28/2006                        3,522

                           10,000    Rome, New York, City School District, GO, RAN, 3.50% due 6/23/2006                    10,027

                            8,000    Schenectady, New York, City School District, GO, RAN, 3.75% due 7/06/2006              8,037

                            5,000    Shenendehowa Central School District of Clifton Park, New York, GO, RAN, 3% due
                                     6/22/2006                                                                              5,003

                            3,000    South Country Central School District of Brookhaven, New York, TAN, 3.75% due
                                     6/23/2006                                                                              3,013

                              500    South Glens Falls, New York, Central School District, GO, RAN, 3.50% due 6/16/2006       502

                            3,250    South Orangetown, New York, Central School District, TAN, 3.75% due 6/30/2006          3,266

                            8,600    Southampton Township, New York, GO, BAN, 3.50% due 4/13/2006                           8,620

                           20,000    Suffolk County, New York, GO, TAN, Series I, 4.25% due 8/16/2006                      20,126

                            2,435    Suffolk County, New York, GO, VRDN, Series A, 3% due 2/01/2006 (e)(j)                  2,435

                            4,920    Suffolk County, New York, IDA, Solid Waste Disposal Facility Revenue Refunding
                                     Bonds (Ogden Martin Systems), ROCS, VRDN, AMT, 3.76% due 10/01/2006 (a)(j)             4,920

                            8,405    Sullivan County, New York, GO, Refunding, BAN, 4% due 9/07/2006                        8,459

                            2,874    Ticonderoga, New York, Central School District, GO, BAN, Series B, 4% due 7/14/2006    2,892

                            7,445    Tobacco Settlement Financing Corporation of New York Revenue Bonds, PUTTERS,
                                     VRDN, Series 648, 3.55% due 6/01/2011 (a)(j)                                           7,445

                            2,920    Tobacco Settlement Financing Corporation of New York Revenue Bonds, ROCS, VRDN,
                                     Series II-R-2034, 3.56% due 6/01/2020 (a)(j)                                           2,920

                            7,995    Tobacco Settlement Financing Corporation of New York Revenue Bonds, ROCS, VRDN,
                                     Series II-R-4508, 3.56% due 6/01/2021 (a)(j)                                           7,995

                            7,000    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,
                                     VRDN, Series A, 3.58% due 11/01/2035 (j)                                               7,000

                            3,900    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                                     Refunding Bonds, VRDN, Series B, 3.47% due 1/01/2032 (a)(j)                            3,900

                            7,100    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                                     Refunding Bonds, VRDN, Series C, 3.47% due 1/01/2032 (a)(j)                            7,100

                            6,600    Triborough Bridge and Tunnel Authority, New York, General Revenue Refunding Bonds,
                                     VRDN, Sub-Series B-2, 3.55% due 1/01/2032 (j)                                          6,600

                            9,485    Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, MERLOTS, VRDN,
                                     Series B28, 3.53% due 11/15/2026 (a)(j)                                                9,485

                            7,055    Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, PUTTERS, VRDN,
                                     Series 342, 3.55% due 11/15/2020 (a)(j)                                                7,055

                            2,045    Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, ROCS, VRDN,
                                     Series II-R-2013, 3.55% due 11/15/2021 (a)(j)                                          2,045

                           12,893    Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                     FLOATS, VRDN, Series 839, 3.55% due 11/15/2019 (e)(j)                                 12,893

                            9,925    Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                     MERLOTS, VRDN, Series B03, 3.53% due 11/15/2020 (e)(j)                                 9,925

                           14,450    Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                     MERLOTS, VRDN, Series B13, 3.53% due 11/15/2021 (e)(j)                                14,450

                           14,080    Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds,
                                     PUTTERS, VRDN, Series 304, 3.55% due 11/15/2018 (e)(j)                                14,080

                            5,320    Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, ROCS,
                                     VRDN, Series II-R-1032, 3.55% due 11/15/2021 (e)(j)                                    5,320

                            1,625    Triborough Bridge and Tunnel Authority, New York, Special Obligation Revenue
                                     Refunding Bonds, VRDN, Series C, 3.47% due 1/01/2031 (d)(j)                            1,625

                            2,942    Ulster County, New York, Go, Refunding, BAN, 4.25% due 11/17/2006                      2,970

                            3,635    Wappinger, New York, GO, BAN, 3.50% due 4/28/2006                                      3,644

                            1,425    Wappinger, New York, GO, BAN, 4% due 8/10/2006                                         1,434

                            4,500    Westchester County, New York, IDA, Civic Facility Revenue Refunding Bonds
                                     (Northern Westchester Hospital), VRDN, 3.54% due 11/01/2024 (j)                        4,500

                            3,000    William Floyd Union Free School District, Mastics-Moriches-Shirley, GO, BAN,
                                     3.75% due 6/27/2006                                                                    3,014

                            2,000    William Floyd Union Free School District, Mastics-Moriches-Shirley, GO, TAN,
                                     3.75% due 6/27/2006                                                                    2,010

                            1,400    Williamson, New York, Central School District, GO, BAN, 4.25% due 8/18/2006            1,410

                            1,500    Yonkers, New York, IDA, Revenue Bonds, MERLOTS, VRDN, Series A01, 3.58% due
                                     7/01/2042 (j)                                                                          1,500

                            3,955    Yorktown, New York, Central School District, GO, BAN, 4% due 7/12/2006                 3,979


Puerto Rico - 4.2%          2,400    Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                                     Class A, 3.53% due 1/25/2016 (e)(j)                                                    2,400

                            4,695    Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN, Series
                                     2000-107, Class A, 3.53% due 5/19/2009 (d)(j)                                          4,695

                           20,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, ROCS, VRDN, Series
                                     RR-II-R-503, 3.55% due 7/01/2033 (e)(j)                                               20,000

                            1,400    Puerto Rico Government Development Bank, CP, 3.45% due 1/03/2006                       1,400

                           17,915    Puerto Rico Government Development Bank, CP, 3.50% due 1/04/2006                      17,915

                            4,293    Puerto Rico Government Development Bank, CP, 3.50% due 1/04/2006                       4,293

                            1,490    Puerto Rico Government Development Bank, CP, 3.55% due 1/05/2006                       1,490

                           25,000    Puerto Rico Government Development Bank, CP, 3.60% due 1/05/2006                      25,000

                           12,718    Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                                     Series 747D, 3.53% due 7/01/2017 (f)(j)                                               12,718

                            3,448    Puerto Rico Public Finance Corporation Revenue Bonds, FLOATS, VRDN, Series 919,
                                     3.53% due 8/01/2026 (f)(j)                                                             3,448

                                     Total Investments (Cost - $2,206,987*) - 100.3%                                    2,206,987
                                     Liabilities in Excess of Other Assets - (0.3%)                                       (6,329)
                                                                                                                     ------------
                                     Net Assets - 100.0%                                                             $  2,200,658
                                                                                                                     ============

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FNMA Collateralized.

(d) FSA Insured.

(e) MBIA Insured.

(f) CIFG Insured.

(g) FHA Insured.

(h) Prerefunded.

(i) XL Capital Insured.

(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(k) FHLMC Collateralized.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA New York Municipal Money Fund of CMA Multi-State Municipal
       Series Trust


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA New York Municipal Money Fund of CMA Multi-State Municipal
       Series Trust


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA New York Municipal Money Fund of CMA Multi-State Municipal
       Series Trust


Date:  February 21, 2006